EARNINGS PER SHARE AND DIVIDEND PER SHARE - Schedule of dividend per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DIVIDEND PER SHARE
Dividend for the year	$ 7.4	$ 0.0	$ 1.2
Number of shares, end of period	74.7	74.2	62.3
Dividend per share	$ 0.10	$ 0.00	$ 0.02